Quarterly Holdings Report
for
Fidelity Flex® Small Cap Focused Index Fund
January 31, 2026
FXS-NPRT3-0426
1.9918052.100
Common Stocks - 99.7%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	35	687
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	443	4,532
CANADA - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (a)	1,176	5,386
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (a)	1,841	39,066
TOTAL CANADA		44,452
IRELAND - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (a)	147	11,626
ISRAEL - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Mobileye Global Inc Class A (a)	871	7,822
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	656	24,213
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	271	17,241
PUERTO RICO - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	1,221	9,499
Financials - 0.2%
Banks - 0.1%
First BanCorp/Puerto Rico	302	6,680
Ofg Bancorp	37	1,491
		8,171
Financial Services - 0.1%
EVERTEC Inc	355	10,654
TOTAL FINANCIALS		18,825
TOTAL PUERTO RICO		28,324
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	38	2,178
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (a)	112	2,286
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	1,038	18,726
UNITED STATES - 98.2%
Communication Services - 3.6%
Diversified Telecommunication Services - 1.6%
Anterix Inc (a)	211	5,542
AST SpaceMobile Inc Class A (a)	623	69,284
Cogent Communications Holdings Inc	75	1,823
Globalstar Inc (a)	407	25,079
Lumen Technologies Inc (a)	4,594	40,519
Shenandoah Telecommunications Co	536	6,362
Uniti Group Inc (a)	1,252	10,417
		159,026
Entertainment - 0.7%
Atlanta Braves Holdings Inc Class C (a)	285	11,380
Cinemark Holdings Inc	552	13,071
Madison Square Garden Entertainment Corp Class A (a)	289	17,880
Madison Square Garden Sports Corp Class A (a)	87	24,670
		67,001
Interactive Media & Services - 0.4%
Angi Inc Class A (a)	496	6,438
Cargurus Inc Class A (a)	102	3,305
fuboTV Inc Class A (a)	2,785	6,211
Rumble Inc Class A (a)	1,030	5,861
Shutterstock Inc	294	5,836
TripAdvisor Inc Class A	24	319
Trump Media & Technology Group Corp (a)	281	3,591
Yelp Inc Class A (a)	338	9,254
ZipRecruiter Inc Class A (a)	957	2,354
		43,169
Media - 0.8%
DoubleVerify Holdings Inc (a)	65	703
EchoStar Corp Class A (a)	256	28,985
John Wiley & Sons Inc Class A	259	8,089
Magnite Inc (a)	969	14,021
MNTN Inc Class A (a)	37	340
National CineMedia Inc	1,190	4,296
NIQ Global Intelligence Plc	176	2,990
Optimum Communications Inc Class A (a)	2,851	4,362
Scholastic Corp	289	10,106
USA TODAY Co Inc (a)	1,368	8,099
		81,991
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	124	5,976
Gogo Inc (a)	794	3,643
Telephone and Data Systems Inc	204	9,207
		18,826
TOTAL COMMUNICATION SERVICES		370,013
Consumer Discretionary - 9.9%
Automobile Components - 1.3%
American Axle & Manufacturing Holdings Inc (a)	1,343	10,704
Dana Inc	760	21,964
Dorman Products Inc (a)	135	16,767
Gentherm Inc (a)	282	9,013
Goodyear Tire & Rubber Co/The (a)	1,447	13,616
LCI Industries	140	20,537
Patrick Industries Inc	171	21,575
Phinia Inc	8	569
Visteon Corp	28	2,544
XPEL Inc (a)(c)	249	12,826
		130,115
Automobiles - 0.1%
Winnebago Industries Inc	237	10,880
Broadline Retail - 0.2%
Dillard's Inc Class A	24	14,581
Groupon Inc (a)	292	4,132
		18,713
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)	301	12,019
Diversified Consumer Services - 1.1%
ADT Inc	2,320	18,560
Adtalem Global Education Inc (a)	170	17,604
American Public Education Inc (a)	205	8,565
Carriage Services Inc	159	6,823
Frontdoor Inc (a)	121	7,152
Graham Holdings Co Class B	6	7,000
Grand Canyon Education Inc (a)	66	11,473
Laureate Education Inc (a)	223	7,649
Mister Car Wash Inc (a)	954	5,295
Perdoceo Education Corp	13	415
Strategic Education Inc	136	11,563
Stride Inc (a)	106	8,968
		111,067
Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants Inc (a)	213	8,908
Bloomin' Brands Inc	862	5,172
Brinker International Inc (a)	118	18,611
Cheesecake Factory Inc/The	49	2,840
Dave & Buster's Entertainment Inc (a)	342	6,419
Golden Entertainment Inc	236	6,353
Krispy Kreme Inc	1,038	3,270
Life Time Group Holdings Inc (a)	683	19,923
Papa John's International Inc	225	7,913
Pursuit Attractions and Hospitality Inc (a)	212	7,363
Red Rock Resorts Inc Class A	42	2,651
Rush Street Interactive Inc Class A (a)	751	13,270
Shake Shack Inc Class A (a)	80	7,086
Six Flags Entertainment Corp (a)	496	8,933
Sweetgreen Inc Class A (a)	590	3,623
United Parks & Resorts Inc (a)	198	7,455
Viking Holdings Ltd (a)	753	54,329
Wendy's Co/The	128	997
		185,116
Household Durables - 1.8%
Cavco Industries Inc (a)	36	17,713
Century Communities Inc	4	251
Champion Homes Inc (a)	133	10,425
Ethan Allen Interiors Inc	261	5,985
Green Brick Partners Inc (a)	187	12,976
Helen of Troy Ltd (a)	178	2,947
Installed Building Products Inc	49	14,119
KB Home	130	7,480
La-Z-Boy Inc	269	9,794
Leggett & Platt Inc	1,077	12,569
M/I Homes Inc (a)	44	5,883
Meritage Homes Corp	166	11,539
SharkNinja Inc (a)	309	36,524
Taylor Morrison Home Corp (a)	417	25,416
Tri Pointe Homes Inc (a)	445	14,841
		188,462
Leisure Products - 0.5%
Acushnet Holdings Corp	171	16,577
Callaway Golf Co (a)	1,218	17,478
Malibu Boats Inc Class A (a)	222	7,215
Peloton Interactive Inc Class A (a)	441	2,465
Sturm Ruger & Co Inc	174	6,384
		50,119
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (a)	94	9,177
American Eagle Outfitters Inc	970	22,611
Asbury Automotive Group Inc (a)	88	20,637
Boot Barn Holdings Inc (a)	57	10,173
Camping World Holdings Inc Class A	540	7,123
Chewy Inc Class A (a)	916	26,665
Gap Inc/The	507	14,186
Group 1 Automotive Inc	55	19,484
Monro Inc	342	6,402
Penske Automotive Group Inc	28	4,390
RealReal Inc/The (a)	1,066	15,638
Revolve Group Inc Class A (a)	375	10,369
Signet Jewelers Ltd	223	20,576
Upbound Group Inc	391	7,390
Urban Outfitters Inc (a)	285	20,192
Victoria's Secret & Co (a)	573	31,234
Warby Parker Inc Class A (a)	33	842
		247,089
Textiles, Apparel & Luxury Goods - 0.6%
Carter's Inc	255	8,826
Columbia Sportswear Co	159	8,790
Kontoor Brands Inc	90	5,376
Oxford Industries Inc	133	4,900
Steven Madden Ltd	440	19,307
Wolverine World Wide Inc	682	12,085
		59,284
TOTAL CONSUMER DISCRETIONARY		1,012,864
Consumer Staples - 2.1%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (a)	48	10,254
Vita Coco Co Inc/The (a)	325	17,339
		27,593
Consumer Staples Distribution & Retail - 0.4%
Chefs' Warehouse Inc/The (a)	220	13,838
Grocery Outlet Holding Corp (a)	688	6,557
Ingles Markets Inc Class A	126	9,432
PriceSmart Inc	34	4,835
United Natural Foods Inc (a)	22	819
Weis Markets Inc	98	6,973
		42,454
Food Products - 0.8%
B&G Foods Inc	1,044	4,562
Cal-Maine Foods Inc	108	9,021
Calavo Growers Inc	214	5,444
J & J Snack Foods Corp	18	1,710
John B Sanfilippo & Son Inc	106	8,575
Marzetti Company/The	100	17,157
Mission Produce Inc (a)	540	7,268
Pilgrim's Pride Corp	250	10,843
Simply Good Foods Co/The (a)	471	8,841
Vital Farms Inc (a)	279	7,938
		81,359
Household Products - 0.2%
Central Garden & Pet Co Class A (a)	338	10,366
Energizer Holdings Inc	36	786
Spectrum Brands Holdings Inc	8	510
WD-40 Co	28	6,474
		18,136
Personal Care Products - 0.2%
Coty Inc Class A (a)	344	1,090
Edgewell Personal Care Co	339	6,597
Interparfums Inc	111	10,831
Nu Skin Enterprises Inc Class A	504	5,347
		23,865
Tobacco - 0.2%
Turning Point Brands Inc	146	17,688
TOTAL CONSUMER STAPLES		211,095
Energy - 4.2%
Energy Equipment & Services - 1.8%
Archrock Inc	333	9,853
Bristow Group Inc (a)	251	11,034
Cactus Inc Class A	72	4,049
Core Laboratories Inc	525	10,259
Helix Energy Solutions Group Inc (a)	1,162	9,226
Liberty Energy Inc Class A	925	22,801
Noble Corp PLC	665	23,687
Oceaneering International Inc (a)	596	17,940
Patterson-UTI Energy Inc	108	813
RPC Inc	1,090	7,249
Select Water Solutions Inc Class A	858	10,373
TETRA Technologies Inc (a)	1,431	16,313
Tidewater Inc (a)	287	17,935
Transocean Ltd (a)	1,013	5,035
Valaris Ltd (a)	363	20,956
		187,523
Oil, Gas & Consumable Fuels - 2.4%
California Resources Corp	123	6,581
Calumet Inc (a)	620	13,894
Centrus Energy Corp Class A (a)	137	38,125
CNX Resources Corp (a)	260	10,088
Comstock Resources Inc (a)	518	12,613
Core Natural Resources Inc	250	23,845
CVR Energy Inc (a)	378	8,596
Gulfport Energy Corp (a)	18	3,675
International Seaways Inc	296	17,656
Kinetik Holdings Inc Class A	15	614
Magnolia Oil & Gas Corp Class A	887	22,627
NextDecade Corp (a)	1,226	6,486
Northern Oil & Gas Inc	547	13,675
Peabody Energy Corp	804	28,349
REX American Resources Corp (a)	366	12,374
Uranium Energy Corp (a)	471	8,120
Vitesse Energy Inc	344	7,210
World Kinect Corp	397	10,683
		245,211
TOTAL ENERGY		432,734
Financials - 17.3%
Banks - 8.2%
1st Source Corp	147	9,898
Amerant Bancorp Inc Class A	390	8,463
Ameris Bancorp	138	11,126
Associated Banc-Corp	788	21,481
Atlantic Union Bankshares Corp	336	13,050
Axos Financial Inc (a)	272	26,925
Banc of California Inc	808	16,144
BancFirst Corp	30	3,299
Bancorp Inc/The (a)	245	14,563
Bank of Hawaii Corp	209	15,629
BankUnited Inc	121	5,744
Banner Corp	197	12,182
Beacon Financial Corp	478	13,551
BOK Financial Corp	31	4,028
Burke & Herbert Financial Services Corp	135	8,840
Byline Bancorp Inc	298	9,515
Camden National Corp	183	8,705
Cathay General Bancorp	354	18,118
City Holding Co	92	11,324
Coastal Financial Corp/WA Class A (a)	100	9,578
Columbia Banking System Inc	838	24,671
Community Financial System Inc	102	6,375
Community Trust Bancorp Inc	150	9,255
Customers Bancorp Inc (a)	208	16,436
CVB Financial Corp	192	3,784
Eagle Bancorp Inc	328	8,777
Eastern Bankshares Inc	473	9,689
Enterprise Financial Services Corp	40	2,294
Equity Bancshares Inc Class A	177	8,163
Esquire Financial Holdings Inc	76	8,104
FB Financial Corp	37	2,129
First Bancorp/Southern Pines NC	30	1,738
First Busey Corp	540	13,311
First Commonwealth Financial Corp	66	1,190
First Financial Bancorp	151	4,340
First Financial Corp	129	8,406
First Hawaiian Inc	630	16,727
First Interstate BancSystem Inc Class A	487	17,274
First Merchants Corp	85	3,380
FNB Corp/PA	870	15,269
Fulton Financial Corp	359	7,413
German American Bancorp Inc	10	421
Heritage Commerce Corp	708	9,013
Hilltop Holdings Inc	309	11,572
Hingham Institution For Savings The	22	6,566
Home BancShares Inc/AR	813	23,496
Independent Bank Corp	97	7,836
International Bancshares Corp	114	7,939
Lakeland Financial Corp	11	656
Live Oak Bancshares Inc	307	12,268
Mercantile Bank Corp	172	8,941
Metropolitan Bank Holding Corp	110	10,186
Mid Penn Bancorp Inc	220	7,258
MidWestOne Financial Group Inc	225	10,422
National Bank Holdings Corp Class A	8	320
NB Bancorp Inc	415	9,014
Nbt Bancorp Inc	75	3,332
Nicolet Bankshares Inc	90	13,138
Northeast Bank	79	9,103
Northwest Bancshares Inc	919	11,837
OceanFirst Financial Corp	492	9,225
Park National Corp	20	3,259
Pathward Financial Inc	18	1,625
Peapack-Gladstone Financial Corp	184	5,836
Peoples Bancorp Inc/OH	290	9,431
Provident Financial Services Inc	738	16,339
QCR Holdings Inc	127	11,463
Renasant Corp	477	17,988
S&T Bancorp Inc	10	426
Seacoast Banking Corp of Florida	151	5,049
Simmons First National Corp Class A	267	5,428
Southside Bancshares Inc	271	8,723
Stock Yards Bancorp Inc	168	11,372
Texas Capital Bancshares Inc (a)	93	9,409
Third Coast Bancshares Inc (a)	23	933
Towne Bank/Portsmouth VA	406	14,210
TriCo Bancshares	238	11,857
Trustmark Corp	352	14,967
UMB Financial Corp	200	25,428
United Community Bank/SC	252	8,676
Univest Financial Corp	270	8,948
WaFd Inc	444	14,483
WesBanco Inc	494	17,433
WSFS Financial Corp	100	6,473
		833,187
Capital Markets - 2.8%
Acadian Asset Management Inc	275	15,241
Artisan Partners Asset Management Inc Class A	130	5,788
BGC Group Inc Class A	1,784	16,252
Cohen & Steers Inc	157	10,089
DigitalBridge Group Inc Class A	39	599
Federated Hermes Inc Class B	372	19,820
Hamilton Lane Inc Class A	175	24,717
Lazard Inc	510	27,397
Miami International Holdings Inc	77	3,213
Moelis & Co Class A	177	12,686
Perella Weinberg Partners Class A	495	11,043
Piper Sandler Cos	77	26,669
PJT Partners Inc Class A	119	20,591
StepStone Group Inc Class A	160	11,310
StoneX Group Inc (a)	104	11,675
TPG Inc Class A	556	32,754
Victory Capital Holdings Inc Class A	250	17,633
Virtu Financial Inc Class A	161	6,683
Virtus Invt Partners Inc	50	8,163
		282,323
Consumer Finance - 1.4%
Bread Financial Holdings Inc	61	4,424
Dave Inc Class A (a)	94	15,387
Encore Capital Group Inc (a)	212	11,702
Enova International Inc (a)	135	22,298
EZCORP Inc Class A (a)	488	10,468
FirstCash Holdings Inc	101	17,221
Green Dot Corp Class A (a)	615	7,491
Jefferson Capital Inc	32	683
Lendingtree Inc (a)	130	7,366
Navient Corp	612	6,004
Nelnet Inc Class A	91	12,003
PROG Holdings Inc	316	10,251
Upstart Holdings Inc (a)	415	16,289
		141,587
Financial Services - 2.4%
Cantaloupe Inc (a)	676	7,260
Enact Holdings Inc	236	9,386
Federal Agricultural Mortgage Corp Class C	58	9,819
HA Sustainable Infrastructure Capital Inc	597	20,543
Jackson Financial Inc	180	21,406
Marqeta Inc Class A (a)	2,485	10,263
Merchants Bancorp/IN	240	9,950
NCR Atleos Corp (a)	432	16,114
NMI Holdings Inc (a)	397	15,372
Payoneer Global Inc (a)	1,687	10,780
PennyMac Financial Services Inc	58	5,795
Radian Group Inc	342	11,252
Remitly Global Inc (a)	839	11,092
Repay Holdings Corp Class A (a)	885	3,088
Rocket Cos Inc Class A	3,074	55,117
Shift4 Payments Inc Class A (a)	294	17,358
UWM Holdings Corp Class A	1,622	7,964
Walker & Dunlop Inc	64	4,025
		246,584
Insurance - 1.8%
American Integrity Insurance Group Inc	38	710
Baldwin Insurance Group Inc/The Class A (a)	359	7,869
Brighthouse Financial Inc (a)	119	7,623
CNO Financial Group Inc	220	9,251
Employers Holdings Inc	169	7,372
F&G Annuities & Life Inc	211	6,222
Genworth Financial Inc Class A (a)	2,009	16,755
Goosehead Insurance Inc Class A (a)	127	7,854
HCI Group Inc	68	10,790
Horace Mann Educators Corp	41	1,837
Kemper Corp	135	5,320
Lemonade Inc (a)	76	6,591
Mercury General Corp	174	15,241
Oscar Health Inc Class A (a)	435	6,242
Palomar Hldgs Inc (a)	125	15,449
ProAssurance Corp (a)	373	9,034
Skyward Specialty Insurance Group Inc (a)	49	2,186
Slide Insurance Holdings Inc (a)	85	1,465
Stewart Information Services Corp	36	2,427
Tiptree Inc Class A	266	4,756
Trupanion Inc (a)	247	7,902
Universal Insurance Holdings Inc	279	8,496
White Mountains Insurance Group Ltd	11	22,495
		183,887
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Adamas Trust Inc	1,012	8,096
Apollo Commercial Real Estate Finance Inc	954	10,313
Arbor Realty Trust Inc	1,096	8,439
ARMOUR Residential REIT Inc	665	11,571
Chimera Investment Corp	664	8,200
Ellington Financial Inc	28	359
MFA Financial Inc	827	7,972
Orchid Island Capital Inc	1,220	9,516
Two Harbors Investment Corp	729	8,362
		72,828
TOTAL FINANCIALS		1,760,396
Health Care - 16.3%
Biotechnology - 9.1%
ACADIA Pharmaceuticals Inc (a)	157	3,945
ADMA Biologics Inc (a)	588	10,172
Agios Pharmaceuticals Inc (a)	28	768
Altimmune Inc (a)	958	5,365
Amicus Therapeutics Inc (a)	514	7,345
Arbutus Biopharma Corp (a)	1,752	7,236
Arcellx Inc (a)	223	15,233
Arcus Biosciences Inc (a)	839	17,653
Arcutis Biotherapeutics Inc (a)	107	2,715
ARS Pharmaceuticals Inc (a)	560	5,594
Avidity Biosciences Inc (a)	335	24,311
Beam Therapeutics Inc (a)	616	17,014
BioCryst Pharmaceuticals Inc (a)	87	572
Biohaven Ltd (a)	148	1,751
Bridgebio Pharma Inc (a)	458	35,390
Capricor Therapeutics Inc (a)	511	11,186
Catalyst Pharmaceuticals Inc (a)	208	5,054
Cogent Biosciences Inc (a)	1,355	48,658
Cullinan Therapeutics Inc (a)	611	7,308
Day One Biopharmaceuticals Inc (a)	816	9,107
Denali Therapeutics Inc (a)	868	18,870
Disc Medicine Inc (a)	209	16,160
Dynavax Technologies Corp (a)	718	11,118
Dyne Therapeutics Inc (a)	985	17,622
Geron Corp (a)	5,000	6,850
GRAIL Inc (a)	280	27,390
Ideaya Biosciences Inc (a)	17	546
ImmunityBio Inc (a)	2,444	15,275
Immunome Inc (a)	983	24,201
Krystal Biotech Inc (a)	116	32,392
Madrigal Pharmaceuticals Inc (a)	79	38,655
MannKind Corp (a)	2,028	11,722
MiMedx Group Inc (a)	1,037	5,299
Mirum Pharmaceuticals Inc (a)	258	26,631
Myriad Genetics Inc (a)	881	4,951
Nuvalent Inc Class A (a)	114	11,729
Protagonist Therapeutics Inc (a)	302	24,704
PTC Therapeutics Inc (a)	183	13,822
Recursion Pharmaceuticals Inc Class A (a)	2,741	11,485
Revolution Medicines Inc (a)	770	74,652
Rhythm Pharmaceuticals Inc (a)	301	30,859
Rocket Pharmaceuticals Inc (a)	1,071	3,727
Roivant Sciences Ltd (a)	1,978	42,764
Savara Inc (a)	1,503	8,116
Scholar Rock Holding Corp (a)	441	19,554
Soleno Therapeutics Inc (a)	101	3,895
Spyre Therapeutics Inc (a)	562	17,973
Summit Therapeutics Inc (a)	269	3,895
Syndax Pharmaceuticals Inc (a)	676	13,730
TG Therapeutics Inc (a)	591	17,393
Travere Therapeutics Inc (a)	588	18,281
Twist Bioscience Corp (a)	84	3,450
Vaxcyte Inc (a)	558	29,892
Vera Therapeutics Inc Class A (a)	424	18,342
Veracyte Inc (a)	436	16,603
Vericel Corp (a)	285	10,254
Viridian Therapeutics Inc (a)	651	21,483
Xencor Inc (a)	763	9,225
		919,887
Health Care Equipment & Supplies - 1.9%
Alphatec Holdings Inc (a)	842	12,487
AngioDynamics Inc (a)	481	4,983
Artivion Inc (a)	332	13,536
AtriCure Inc (a)	34	1,256
Avanos Medical Inc (a)	483	6,434
Bioventus Inc (a)	523	4,147
Butterfly Network Inc Class A (a)	2,231	8,835
Delcath Systems Inc (a)	314	3,112
Glaukos Corp (a)	252	30,084
Haemonetics Corp (a)	235	15,665
Integer Holdings Corp (a)	161	13,984
Integra LifeSciences Holdings Corp (a)	465	5,180
LeMaitre Vascular Inc	16	1,360
Merit Medical Systems Inc (a)	160	12,974
Neogen Corp (a)	1,338	13,674
Novocure Ltd (a)	626	7,762
Omnicell Inc (a)	20	970
OrthoPediatrics Corp (a)	200	3,492
PROCEPT BioRobotics Corp (a)	279	8,080
TransMedics Group Inc (a)	181	24,249
Treace Medical Concepts Inc (a)	502	1,165
UFP Technologies Inc (a)	3	753
		194,182
Health Care Providers & Services - 1.9%
AdaptHealth Corp (a)	820	8,241
Addus HomeCare Corp (a)	17	1,759
agilon health Inc (a)	2,368	1,971
Alignment Healthcare Inc (a)	761	17,146
AMN Healthcare Services Inc (a)	341	7,263
Aveanna Healthcare Holdings Inc (a)	531	4,460
Brookdale Senior Living Inc (a)	103	1,545
Castle Biosciences Inc (a)	329	12,959
Concentra Group Holdings Parent Inc	200	4,436
CorVel Corp (a)	64	4,456
GeneDx Holdings Corp Class A (a)	132	12,706
Hims & Hers Health Inc Class A (a)	559	15,143
Hinge Health Inc Class A (a)	42	1,466
LifeStance Health Group Inc (a)	1,306	9,233
National HealthCare Corp	92	13,166
PACS Group Inc (a)	456	15,395
Pediatrix Medical Group Inc (a)	616	13,170
Privia Health Group Inc (a)	195	4,528
Progyny Inc (a)	80	1,910
RadNet Inc (a)	333	23,344
Select Medical Holdings Corp	665	10,008
Surgery Partners Inc (a)	457	6,791
Talkspace Inc Class A (a)	1,677	6,775
		197,871
Health Care Technology - 0.2%
Evolent Health Inc Class A (a)	836	2,684
HeartFlow Inc	48	1,433
TruBridge Inc (a)	146	2,825
Waystar Holding Corp (a)	518	13,758
		20,700
Life Sciences Tools & Services - 0.2%
Azenta Inc (a)	287	11,159
Mesa Laboratories Inc	62	4,883
Niagen Bioscience Inc (a)	629	3,767
Sotera Health Co (a)	297	5,382
		25,191
Pharmaceuticals - 3.0%
Amneal Intermediate Inc Class A (a)	1,175	16,074
Amphastar Pharmaceuticals Inc (a)	296	7,841
ANI Pharmaceuticals Inc (a)	130	10,641
Arvinas Inc (a)	744	9,955
Axsome Therapeutics Inc (a)	105	19,346
Collegium Pharmaceutical Inc (a)	268	12,307
CorMedix Inc (a)	731	5,672
Crinetics Pharmaceuticals Inc (a)	487	24,321
Definium Therapeutics Inc (a)	882	14,888
Edgewise Therapeutics Inc (a)	594	16,721
Enliven Therapeutics Inc (a)	383	10,130
Evolus Inc (a)	624	2,926
Harrow Inc (a)	303	12,405
Innoviva Inc (a)	501	10,020
Ligand Pharmaceuticals Inc (a)	113	21,707
Nuvation Bio Inc Class A (a)	2,901	15,201
Ocular Therapeutix Inc (a)	1,234	11,279
Omeros Corp (a)	790	9,235
Pacira BioSciences Inc (a)	340	6,984
Phibro Animal Health Corp Class A	237	9,516
Prestige Consumer Healthcare Inc (a)	110	7,092
Roche Holding AG rights (a)(b)	6	0
Supernus Pharmaceuticals Inc (a)	341	16,423
Tarsus Pharmaceuticals Inc (a)	229	14,780
Trevi Therapeutics Inc (a)	897	9,392
Xeris Biopharma Holdings Inc (a)	1,503	11,062
		305,918
TOTAL HEALTH CARE		1,663,749
Industrials - 20.5%
Aerospace & Defense - 4.3%
AAR Corp (a)	215	22,771
AeroVironment Inc (a)	67	18,652
Archer Aviation Inc Class A (a)	1,288	9,261
Cadre Holdings Inc	248	9,922
Ducommun Inc (a)	124	14,055
Intuitive Machines Inc Class A (a)	952	18,078
Kratos Defense & Security Solutions Inc (a)	727	74,889
Leonardo DRS Inc	399	16,383
Loar Holdings Inc (a)	40	2,743
Mercury Systems Inc (a)	280	26,286
Moog Inc Class A	63	19,237
National Presto Industries Inc	57	7,262
Rocket Lab Corp	1,873	149,972
StandardAero Inc (a)	655	20,233
Voyager Technologies Inc Class A	18	550
VSE Corp	118	25,791
		436,085
Air Freight & Logistics - 0.0%
Hub Group Inc Class A	27	1,285
Building Products - 1.6%
AAON Inc	290	26,407
Apogee Enterprises Inc	167	6,201
AZZ Inc	32	3,977
CSW Industrials Inc	74	19,979
Gibraltar Industries Inc (a)	183	9,381
Griffon Corp	197	16,046
Hayward Holdings Inc (a)	211	3,405
JELD-WEN Holding Inc (a)	918	2,496
Modine Manufacturing Co (a)	243	44,872
Quanex Building Products Corp	416	7,788
Resideo Technologies Inc (a)	737	25,250
		165,802
Commercial Services & Supplies - 1.4%
ABM Industries Inc	304	13,996
ACV Auctions Inc Class A (a)	64	499
Brady Corp Class A	64	5,534
BrightView Holdings Inc (a)	576	7,695
Brink's Co/The	76	9,655
CoreCivic Inc (a)	42	778
Deluxe Corp	437	11,537
Enviri Corp (a)	881	16,669
GEO Group Inc/The (a)	218	3,484
HNI Corp	340	16,249
Interface Inc	429	13,501
Liquidity Services Inc (a)	221	7,072
OPENLANE Inc (a)	594	17,844
Pitney Bowes Inc	1,027	10,712
UniFirst Corp/MA	14	3,010
Vestis Corp	846	5,524
		143,759
Construction & Engineering - 2.7%
Arcosa Inc	92	10,531
Argan Inc	81	28,116
Construction Partners Inc Class A (a)	225	24,723
Dycom Industries Inc (a)	129	47,006
Granite Construction Inc	75	9,055
Great Lakes Dredge & Dock Corp (a)	725	10,861
IES Holdings Inc (a)	57	21,677
MYR Group Inc (a)	92	23,004
NWPX Infrastructure Inc (a)	100	6,744
Primoris Services Corp	265	39,286
Sterling Infrastructure Inc (a)	61	21,833
Tutor Perini Corp	350	27,612
		270,448
Electrical Equipment - 2.6%
Array Technologies Inc (a)	1,489	16,863
Bloom Energy Corp Class A (a)	977	147,889
EnerSys	180	32,434
Eos Energy Enterprises Inc (a)	2,071	30,319
NuScale Power Corp Class A (a)	134	2,342
Powell Industries Inc	58	25,728
Thermon Group Holdings Inc (a)	278	12,580
		268,155
Ground Transportation - 0.7%
Avis Budget Group Inc (a)	117	13,454
Ftai Infrastructure Inc	1,265	7,362
Hertz Global Holdings Inc (a)	1,343	6,581
Ryder System Inc	171	32,709
Schneider National Inc Class B	367	9,850
		69,956
Machinery - 3.3%
Alamo Group Inc	2	391
Atmus Filtration Technologies Inc	113	6,551
Columbus McKinnon Corp/NY	317	6,682
Enerpac Tool Group Corp Class A	32	1,292
Enpro Inc	35	8,357
Esab Corp	142	17,196
ESCO Technologies Inc	118	26,925
Federal Signal Corp	135	14,592
Franklin Electric Co Inc	65	6,475
Gates Industrial Corp PLC (a)	556	12,799
Helios Technologies Inc	268	17,361
Hillenbrand Inc	442	14,104
JBT Marel Corp	128	20,136
Kadant Inc	54	17,336
Kennametal Inc	479	16,473
Mueller Water Products Inc Class A1	719	19,463
Proto Labs Inc (a)	211	11,109
REV Group Inc	313	20,001
SPX Technologies Inc (a)	128	26,676
Standex International Corp	71	17,040
Tennant CO	120	9,131
Terex Corp	69	3,933
Trinity Industries Inc	439	12,617
Watts Water Technologies Inc Class A	67	20,054
Worthington Enterprises Inc	199	11,058
		337,752
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	460	9,614
Passenger Airlines - 0.2%
Allegiant Travel Co (a)	133	11,788
SkyWest Inc (a)	68	6,563
		18,351
Professional Services - 2.1%
Alight Inc Class A	2,391	3,658
Amentum Holdings Inc (a)	217	7,764
Barrett Business Services Inc	195	7,410
Cbiz Inc (a)	228	8,972
CRA International Inc	48	9,069
First Advantage Corp (a)	560	7,560
Huron Consulting Group Inc (a)	13	2,197
ICF International Inc	115	10,724
Insperity Inc	176	7,520
Korn Ferry	249	17,298
Parsons Corp (a)	255	17,865
Planet Labs PBC Class A (a)	2,144	53,536
TriNet Group Inc	159	9,737
UL Solutions Inc Class A	337	23,668
Verra Mobility Corp Class A (a)	281	5,423
Willdan Group Inc (a)	148	18,678
		211,079
Trading Companies & Distributors - 1.5%
Boise Cascade Co	174	14,061
DNOW Inc (a)	913	13,868
DXP Enterprises Inc/TX (a)	99	12,875
Herc Holdings Inc	58	8,314
McGrath RentCorp	125	13,961
MSC Industrial Direct Co Inc Class A	79	6,663
NPK International Inc (a)	945	13,050
QXO Inc (a)	1,995	44,249
Rush Enterprises Inc Class A	293	18,808
Willis Lease Finance Corp	32	5,833
		151,682
TOTAL INDUSTRIALS		2,083,968
Information Technology - 13.8%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (a)	914	8,427
Calix Inc (a)	78	3,484
Digi International Inc (a)	326	14,041
Extreme Networks Inc (a)	890	12,976
Netgear Inc (a)	332	6,942
NetScout Systems Inc (a)	490	13,627
Viavi Solutions Inc (a)	373	9,124
Vistance Networks Inc (a)	1,881	33,858
		102,479
Electronic Equipment, Instruments & Components - 3.7%
Advanced Energy Industries Inc	188	48,008
Arlo Technologies Inc (a)	942	11,954
Avnet Inc	400	24,956
Badger Meter Inc	132	19,349
Bel Fuse Inc Class B	110	22,131
Belden Inc	91	10,693
Benchmark Electronics Inc	278	14,495
Climb Global Solutions Inc	53	6,285
Crane NXT Co	82	4,143
Daktronics Inc (a)	503	11,644
ePlus Inc	20	1,716
IPG Photonics Corp (a)	13	1,201
Itron Inc (a)	211	20,906
Knowles Corp (a)	662	16,047
Mirion Technologies Inc Class A (a)	549	13,637
OSI Systems Inc (a)	84	21,012
PC Connection Inc	130	7,645
Plexus Corp (a)	58	11,561
Sanmina Corp (a)	260	36,837
TTM Technologies Inc (a)	604	59,313
Vishay Intertechnology Inc	841	16,946
		380,479
IT Services - 0.4%
Commerce.com Inc (a)	985	3,073
DigitalOcean Holdings Inc (a)	402	22,211
Fastly Inc Class A (a)	1,324	12,247
Hackett Group Inc/The	284	5,183
Whitefiber Inc	33	644
		43,358
Semiconductors & Semiconductor Equipment - 3.7%
ACM Research Inc Class A (a)	404	23,480
Ambarella Inc (a)	249	15,946
Ambiq Micro Inc	11	334
Amkor Technology Inc	129	6,235
Axcelis Technologies Inc (a)	216	19,023
Credo Technology Group Holding Ltd (a)	652	81,683
Diodes Inc (a)	297	17,579
FormFactor Inc (a)	102	7,190
Ichor Holdings Ltd (a)	413	12,530
Impinj Inc (a)	36	4,972
MACOM Technology Solutions Holdings Inc (a)	276	60,461
MaxLinear Inc (a)	767	13,307
PDF Solutions Inc (a)	386	12,294
Photronics Inc (a)	480	16,594
Rigetti Computing Inc Class A (a)	1,714	31,143
Semtech Corp (a)	461	36,765
SiTime Corp (a)	43	15,614
		375,150
Software - 4.4%
ACI Worldwide Inc (a)	280	12,141
Adeia Inc	31	561
Agilysys Inc (a)	158	13,707
Alarm.com Holdings Inc (a)	277	13,512
Alkami Technology Inc (a)	484	10,256
Appfolio Inc Class A (a)	104	19,748
Asana Inc Class A (a)	16	162
AvePoint Inc Class A (a)	189	2,198
Blackbaud Inc (a)	209	11,223
BlackLine Inc (a)	81	3,764
Blend Labs Inc Class A (a)	2,374	5,650
Braze Inc Class A (a)	468	9,744
C3.ai Inc Class A (a)	699	7,696
Ccc Intelligent Solutions Holdings Inc Class A (a)	1,542	11,688
Cleanspark Inc (a)	1,641	19,429
Clear Secure Inc Class A	512	16,701
Clearwater Analytics Holdings Inc Class A (a)	831	20,019
Confluent Inc Class A (a)	838	25,593
Core Scientific Inc (a)	485	8,725
Freshworks Inc Class A (a)	1,132	12,203
Gitlab Inc Class A (a)	388	13,572
I3 Verticals Inc Class A (a)	276	6,130
Intapp Inc (a)	120	4,074
InterDigital Inc	68	22,198
Klaviyo Inc Class A (a)	324	7,196
LiveRamp Holdings Inc (a)	59	1,437
MARA Holdings Inc (a)	935	8,883
nCino Inc (a)	173	3,694
NCR Voyix Corp (a)	1,051	10,426
NextNav Inc Class A (a)	717	10,296
OneSpan Inc	481	5,666
Onestream Inc Class A (a)	547	12,915
PagerDuty Inc (a)	645	6,837
PAR Technology Corp (a)	66	1,730
Pegasystems Inc	463	20,228
Progress Software Corp (a)	77	3,151
Q2 Holdings Inc (a)	289	17,701
Riot Platforms Inc (a)	1,780	27,537
SoundHound AI Inc Class A (a)	842	7,123
Sprinklr Inc Class A (a)	1,103	7,037
Sprout Social Inc Class A (a)	479	4,335
Vertex Inc Class A (a)	423	7,847
Zeta Global Holdings Corp Class A (a)	368	6,837
		441,570
Technology Hardware, Storage & Peripherals - 0.6%
Diebold Nixdorf Inc (a)	20	1,380
GPGI Inc Class A (a)	592	13,953
IonQ Inc (a)	1,050	41,979
Xerox Holdings Corp	1,636	3,583
		60,895
TOTAL INFORMATION TECHNOLOGY		1,403,931
Materials - 3.7%
Chemicals - 1.1%
Aspen Aerogels Inc (a)	855	2,881
Cabot Corp	124	8,952
Hawkins Inc	29	3,777
HB Fuller Co	100	6,010
Innospec Inc	31	2,533
Koppers Holdings Inc	248	7,306
LSB Industries Inc (a)	692	6,429
Minerals Technologies Inc	194	12,757
NewMarket Corp	36	24,149
Perimeter Solutions Inc (a)	40	1,046
Quaker Chemical Corp	6	922
Sensient Technologies Corp	85	8,034
Stepan Co	175	10,082
Tronox Holdings PLC	1,310	7,939
Westlake Corp	171	13,564
		116,381
Construction Materials - 0.1%
United States Lime & Minerals Inc	93	11,209
Containers & Packaging - 0.1%
Greif Inc Class A	182	12,853
O-I Glass Inc (a)	115	1,757
		14,610
Metals & Mining - 2.3%
Alpha Metallurgical Resources Inc (a)	80	16,784
Coeur Mining Inc (a)	1,428	29,188
Hecla Mining Co	3,238	72,920
Kaiser Aluminum Corp	145	17,780
Materion Corp	137	18,944
Metallus Inc (a)	454	9,057
Ryerson Holding Corp	331	9,341
SunCoke Energy Inc	874	6,870
Warrior Met Coal Inc	294	26,254
Worthington Steel Inc	321	12,914
		220,052
Paper & Forest Products - 0.1%
Clearwater Paper Corp (a)	213	3,583
Sylvamo Corp	199	9,739
		13,322
TOTAL MATERIALS		375,574
Real Estate - 4.8%
Diversified REITs - 0.4%
Armada Hoffler Properties Inc Class A	960	6,691
Broadstone Net Lease Inc Class A	400	7,404
CTO Realty Growth Inc	339	6,024
Essential Properties Realty Trust Inc	551	16,729
Global Net Lease Inc	137	1,296
		38,144
Health Care REITs - 0.9%
CareTrust REIT Inc	938	35,025
Community Healthcare Trust Inc	317	5,478
Global Medical REIT Inc	154	5,319
LTC Properties Inc	45	1,641
National Health Investors Inc	231	18,970
Sabra Health Care REIT Inc	1,136	21,277
Sila Realty Trust Inc	371	9,034
		96,744
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	1,169	13,607
DiamondRock Hospitality Co	98	900
Sunstone Hotel Investors Inc	157	1,377
Xenia Hotels & Resorts Inc	771	11,372
		27,256
Office REITs - 0.5%
Brandywine Realty Trust	1,755	4,966
COPT Defense Properties	574	17,685
Easterly Government Properties Inc	345	8,070
JBG SMITH Properties	502	8,454
Piedmont Realty Trust Inc Class A1	1,093	9,203
SL Green Realty Corp	163	7,299
		55,677
Real Estate Management & Development - 0.8%
Compass Inc Class A (a)	2,270	28,420
Cushman & Wakefield Ltd	356	5,853
Kennedy-Wilson Holdings Inc	1,013	9,978
Marcus & Millichap Inc	234	6,365
Newmark Group Inc Class A	955	17,028
St Joe Co/The	243	16,084
		83,728
Residential REITs - 0.1%
Apartment Investment and Management Co Class A	977	5,745
UMH Properties Inc	550	8,597
Veris Residential Inc	13	196
		14,538
Retail REITs - 1.0%
Acadia Realty Trust	231	4,622
Alexander's Inc	26	6,367
Curbline Properties Corp	535	12,974
Getty Realty Corp	345	10,302
InvenTrust Properties Corp	446	13,109
Macerich Co/The	608	11,509
NETSTREIT Corp	586	11,040
Phillips Edison & Co Inc	318	11,521
Tanger Inc	264	8,638
Urban Edge Properties	193	3,750
Whitestone REIT	500	7,120
		100,952
Specialized REITs - 0.8%
EPR Properties	360	19,526
Farmland Partners Inc	497	5,770
Four Corners Property Trust Inc	215	5,300
Millrose Properties Inc Class A	716	21,337
Outfront Media Inc	815	19,821
Safehold Inc	422	5,954
		77,708
TOTAL REAL ESTATE		494,747
Utilities - 2.0%
Electric Utilities - 0.6%
Hawaiian Electric Industries Inc (a)	1,204	18,446
MGE Energy Inc	59	4,713
Oklo Inc Class A (a)	210	16,721
Otter Tail Corp	71	6,330
TXNM Energy Inc	233	13,728
		59,938
Gas Utilities - 0.4%
Chesapeake Utilities Corp	131	16,857
Northwest Natural Holding Co	10	465
Spire Inc	287	24,249
		41,571
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	107	3,868
Multi-Utilities - 0.5%
Avista Corp	442	18,250
Northwestern Energy Group Inc	326	22,122
Unitil Corp	181	9,215
		49,587
Water Utilities - 0.5%
American States Water Co	58	4,231
California Water Service Group	342	15,287
Consolidated Water Co Ltd	233	8,826
H2O America	238	12,386
Middlesex Water Co	170	8,905
		49,635
TOTAL UTILITIES		204,599
TOTAL UNITED STATES		10,013,670
TOTAL COMMON STOCKS (Cost $9,183,096)		10,175,757

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $9,183,096)	10,175,757
NET OTHER ASSETS (LIABILITIES) - 0.3% (d)	29,561
NET ASSETS - 100.0%	10,205,318

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	2	3/2026	26,246	608

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,826 or 0.1% of net assets.

(d)	Includes $8,313 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,000,000	5,000,000	641	-	-	-	-	0.0%
Total	-	5,000,000	5,000,000	641	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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